Warrants	12 Months Ended
Dec. 31, 2022
Warrants
Warrants

(8)	Warrants

Since inception, the Company has issued warrants in conjunction with various debt financings. The Company accounts for its warrants in accordance with ASC 815-40 and ASC 480-10 as either liabilities or as equity instruments depending on the specific terms of the warrant agreement. Warrants are classified as liabilities when there is variability in the number of shares, and when the variability is not related to an implicit or explicit input to the valuation of the Company. Liability-classified warrants are remeasured at each reporting date until settlement, with changes in the fair value recognized in change in fair value of warrants and debt in the consolidated statements of operations. Warrants that meet the fixed-for-fixed criteria or contain variability related to an implicit or explicit input to the valuation of the Company are classified as equity instruments. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured.

During the period ended December 31, 2022 and 2021, the Company had various warrant transactions:

In January 2021, the Company entered into a warrant purchase agreement with SQN Venture Income Fund II, LP to issue 18,417 warrants to purchase common stock in conjunction with entering into the Equipment Loan and Security Agreement. The exercise price of these warrants is $5.51 per share. The Company concluded that these warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date.

In June 2021, the Company issued 18,601 common stock warrants in conjunction with the Term Loan and Credit Facility between the Company and Silicon Valley Bank. These warrants are exercisable for shares of common stock at $8.85 per share and expire in June 2031. The common stock warrants are valued using the BSM option pricing model. The warrants are not remeasured in future periods as they meet the conditions for equity classification.

In June 2021, the Company entered into a warrant purchase agreement with SQN Venture Income Fund II, LP to issue 90,948 warrants to purchase Common Stock in conjunction with entering into the June 2021 Credit Facility. The exercise price of these Common Stock warrants is $8.85 per share. The Company concluded that the common stock warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date.

In October 2021, the Company issued 402,955 common stock warrants to an existing investor pursuant to negotiations with the investor to consider continued future investment. These warrants are exercisable for shares of common stock commencing the earliest of (i) the closing date of an initial public offering, or (b) the date of the Company’s completion of a transaction or series of related transactions (by merger, or consolidation, share exchange or otherwise) with a publicly traded special purpose acquisition company or its subsidiary. The warrant exercise price is $16.54 per share and the warrants expire in October, 2024. The warrants were measured at fair value on the issuance date.

On January 20, 2022, in conjunction with the LSA, the Company entered into warrant agreements with the various lenders involved under the LSA to issue a certain number of warrants to purchase stock based on the percentage of each tranche borrowing exercisable for the Company’s stock at the lowest of (i) $2.82 per share, (ii) the lowest price per share the Company receives for a share of stock, and (iii) the lowest price the Company receives for a share of future round of stock.

On August 25, 2022, the Company entered into an amended and restated warrant agreement for the October 2021 warrants, which amended and restated that the warrants to purchase shares of common stock provide for the automatic conversion, with an amended exercise price of zero, of such warrant into shares of Tempo common stock upon the consummation of the business combination, a business combination or similar transaction with another special purpose acquisition company, the consummation of a qualified financing or the consummation of an initial public offering or direct listing. The amended common stock warrants are liability-classified instruments under ASC 815-40 due to these not being indexed to the Company’s equity.

On August 25, 2022, the Company entered into a warrant purchase agreement with existing investors to issue 3,114,193 warrants to purchase common stock in conjunction with entering into various loans. The exercise price of these common stock warrants is $16.54 per share and upon a change in control transaction, the exercise price of these warrants resets to $0. The Company concluded that the common stock warrants are liability classified and shall be measured at fair value at grant date using the BSM option pricing model and subsequently remeasured at each reporting date. The fair value at time of issuance was $27.6 million and was recognized as an other financing cost in the consolidated statement of operations, as the excess of the fair value of the warrants over the proceeds received resulted in an up-front expense given that no other transaction element of value was identified.

Upon the Closing, on November 22, 2022, Tempo used its commercially reasonable efforts to cause the holder of each outstanding and unexercised warrant of Tempo to exercise such warrants in exchange for shares of Tempo common stock. Each Tempo warrant that remained outstanding and unexercised was converted into a New Tempo warrant at the Exchange Ratio. The exercise of such warrants resulted in the issuance of 3,679,148 Tempo common shares. The fair value of Tempo’s existing liability classified warrants was removed when exercised. The warrants were exercised via the “cashless” exercise provision.

With the Merger, the Company assumed 11,499,987 public warrants and 6,600,000 private warrants from ACE. The public warrants and private warrants were accounted for by the Company as equity classified warrants and liability classified warrants, respectively.

Equity Classified Warrants

The following warrants assumed from ACE were outstanding as of December 31, 2022:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	11,499,987	$11.50	7/27/2020	11/21/2027

The following warrants were outstanding as of December 31, 2021:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	31,121	$5.51	6/3/2020	6/3/2030
Common Stock	18,601	8.85	6/23/2021	6/22/2031
Common Stock	402,955	16.54	10/11/2021	10/11/2024
	452,677

Liability Classified Warrants

As of December 31, 2022, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	# of Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	6,572	$16.17	10/13/2017	10/13/2027
Common Stock	4,759,536	$11.50	7/27/2020	11/21/2027
Common Stock	468,750	$11.50	7/27/2020	11/21/2027
Common Stock	891,714	$11.50	7/27/2020	11/21/2027
Common Stock	480,000	$11.50	7/27/2020	11/21/2027
	6,606,572

Warrants which are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s consolidated balance sheets. At December 31, 2022, above list of warrants are valued using the active observable market quote. The warrant liability, therefore, represents a Level 1 measurement within the ASC 820 fair value measurement hierarchy, as on December 31, 2022.

The following table details the changes in fair value of the liability-classified warrants, for the year ended December 31, 2022 (in thousands):

Fair Value
Warrants outstanding - January 1, 2022	$5,573
Warrants issued and modified	32,514
Assumed from ACE upon Closing	1,122
Exercised or converted to common stock upon Closing	(38,389)
Change in fair value, net	(431)
Warrants outstanding – December 31, 2022	$389

As of December 31, 2021, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	10,016	$6.74	11/24/2015	11/24/2025
Common Stock	4,453	6.74	11/22/2016	11/22/2026
Common Stock	6,573	16.19	10/13/2017	10/13/2027
Common Stock	18,417	5.51	1/29/2021	1/29/2031
Common Stock	90,948	8.85	6/24/2021	6/24/2031
	130,407

As of December 31, 2021, and previous reporting periods, the liability-classified warrants are remeasured on a recurring basis, primarily based on observable market data while the related theoretical warrant volatility assumption within the BSM option pricing model represents a Level 3 measurement within the ASC 820 fair value measurement hierarchy. The following table details the changes in fair value of the liability-classified warrants, for the year ended December 31, 2021 (in thousands):

Fair Value
Warrants outstanding – January 1, 2021	$86
Warrants issued and modified	1,245
Change in fair value, net	4,242
Warrants outstanding – December 31, 2021	$5,573

The change in fair value, net as shown in the table above is recorded as change in fair value of warrant liability in the consolidated statements of operations.

For warrants revalued during the period, the warrants were valued using a Black-Scholes valuation model which considers the value of the instruments under a SPAC scenario and a non-SPAC scenario, using the following assumptions:

December 31, 2021
Expected term	3.89 – 9.48	years
Expected volatility	64.29% – 64.44%
Risk-free interest rate	1.12% – 1.52%
Expected dividends	0%